Laurie D. Neat Secretary American Mutual Fund 333 South Hope Street Los Angeles, California 90071-1406 (213) 486 9200 lddn@capgroup.com

January 5, 2018

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Mutual Fund

File Nos. 002-10607 and 811-00572

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 29, 2017 of the Registrant’s Post-Effective Amendment No. 149 under the Securities Act of 1933 and Amendment No. 69 under the Investment Company Act of 1940.

Sincerely,

/s/ Laurie D. Neat

Laurie D. Neat